Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable, Net

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Casino	$285,182	$307,152
Hotel	157,489	149,268
Other	127,677	106,527
	570,348	562,947
Less: Allowance for doubtful accounts	(89,789)	(89,602)
	$480,559	$473,345